IFRS 7 Disclosure (Tables)	3 Months Ended
Jan. 31, 2020
Text block [abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk

$ millions, as at	2020 Jan. 31	2019 Oct. 31
Business and government portfolios – advanced internal ratings-based approach
Drawn	$188,003	$182,169
Undrawn commitments	53,392	52,924
Repo-style transactions	175,609	169,652
Other off-balance sheet	76,245	77,696
OTC derivatives	27,772	26,574
Gross exposure at default (EAD) on business and government portfolios	521,021	509,015
Less: Collateral held for repo-style transactions	162,562	157,415
Net EAD on business and government portfolios	358,459	351,600
Retail portfolios – advanced internal ratings-based approach
Drawn	256,140	256,195
Undrawn commitments (1)	80,490	73,070
Other off-balance sheet	305	311
Gross EAD on retail portfolios	336,935	329,576
Standardized portfolios	67,112	64,286
Securitization exposures	11,262	10,688
Gross EAD	$936,330	$913,565
Net EAD	$773,768	$756,150
(1)	Increases in EAD in the first quarter of 2020 include the impact of certain parameter updates in our regulatory models that were made as part of our ongoing monitoring and review process.

Summary of Risk Measurement
The following table shows the rating profile of OTC derivative mark-to-market
(MTM) receivables:

$ billions, as at	2020 Jan. 31		2019 Oct. 31
	Exposure (1)
Investment grade	$5.95	78.9%	$5.40	82.4%
Non-investment grade	1.56	20.7	1.12	17.1
Watch list	0.02	0.3	0.02	0.3
Default	0.01	0.1	0.01	0.2
	$7.54	100.0%	$6.55	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Market Risks by Type of Risks

$ millions, as at or for the three months ended				2020 Jan. 31		2019 Oct. 31	2019 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$8.8	$5.1	$8.8	$6.5	$8.5	$7.3	$4.5	$4.1
Credit spread risk	3.1	1.3	3.0	1.9	1.5	1.4	1.1	1.3
Equity risk	3.2	1.5	3.1	2.3	3.4	2.8	2.7	3.5
Foreign exchange risk	3.7	1.7	2.4	2.5	2.9	3.0	1.5	1.3
Commodity risk	5.1	1.2	1.3	2.9	3.9	3.6	1.3	1.4
Debt specific risk	2.4	1.5	1.9	1.9	1.9	1.9	1.6	1.5
Diversification effect (1)	n/m	n/m	(12.8)	(12.2)	(15.3)	(13.4)	(7.7)	(7.8)
Total VaR (one-day measure)	$7.7	$4.8	$7.7	$5.8	$6.8	$6.6	$5.0	$5.3
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Stressed Value at Risk by Trading Activities
Stressed VaR by risk type – trading portfolio

$ millions, as at or for the three months ended				2020 Jan. 31		2019 Oct. 31	2019 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$41.0	$16.2	$23.0	$27.8	$26.4	$23.8	$17.6	$15.8
Credit spread risk	12.2	7.5	8.8	10.0	11.1	9.7	10.0	13.6
Equity risk	4.8	0.8	3.0	2.2	2.2	4.0	3.4	5.2
Foreign exchange risk	22.0	4.2	12.0	11.1	6.5	10.1	8.2	7.3
Commodity risk	10.9	3.3	4.4	6.5	11.9	8.0	2.3	2.6
Debt specific risk	6.0	4.2	5.1	5.0	4.9	5.5	5.9	6.0
Diversification effect (1)	n/m	n/m	(32.4)	(43.6)	(42.0)	(46.5)	(36.7)	(32.4)
Stressed total VaR (one-day measure)	$31.2	$7.4	$23.9	$19.0	$21.0	$14.6	$10.7	$18.1
(1)	Stressed total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Incremental Risk Charge by Trading Activities
Incremental risk charge – trading portfolio

$ millions, as at or for the three months ended				2020 Jan. 31		2019 Oct. 31	2019 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Default risk	$205.6	$133.8	$153.4	$157.6	$132.1	$142.2	$180.9	$193.8
Migration risk	90.2	60.7	79.0	70.2	67.7	68.7	67.2	57.3
IRC (one-year measure) (1)	$272.1	$199.1	$232.4	$227.8	$199.8	$210.9	$248.1	$251.1
(1)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.

Summary of Structural Interest Rate Sensitivity - Measures
Structural interest rate sensitivity – measures

$ millions (pre-tax), as at	2020 Jan. 31		2019 Oct. 31		2019 Jan. 31
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$240	$49	$192	$24	$241	$50
Increase (decrease) in present value of shareholders’ equity	(494)	(299)	(511)	(307)	(418)	(286)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(235)	(49)	(190)	(35)	(301)	(64)
Increase (decrease) in present value of shareholders’ equity	364	236	388	206	333	78
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2020	Cash and deposits with banks	$20,731	$–	$20,731	$853	$19,878
Jan. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	88,394	87,900	176,294	105,688	70,606
	Other debt securities	5,796	3,569	9,365	2,678	6,687
	Equities	30,602	17,621	48,223	26,522	21,701
	Canadian government guaranteed National Housing Act mortgage-backed securities	41,434	584	42,018	12,467	29,551
	Other liquid assets (2)	11,005	637	11,642	6,554	5,088
		$197,962	$110,311	$308,273	$154,762	$153,511
2019	Cash and deposits with banks	$17,359	$–	$17,359	$784	$16,575
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	85,881	86,205	172,086	100,203	71,883
	Other debt securities	4,928	3,139	8,067	1,838	6,229
	Equities	26,441	15,766	42,207	23,623	18,584
	Canadian government guaranteed National Housing Act mortgage-backed securities	41,378	876	42,254	11,627	30,627
	Other liquid assets (2)	11,196	463	11,659	6,864	4,795
		$187,183	$106,449	$293,632	$144,939	$148,693
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of CIBC’s liquidity risk exposure, however this information serves to inform CIBC’s management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at January 31, 2020	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks	$4,754	$–	$–	$–	$–	$–	$–	$–	$–	$4,754
Interest-bearing deposits with banks	15,977	–	–	–	–	–	–	–	–	15,977
Securities	3,279	5,834	3,013	2,505	2,731	14,299	39,040	26,990	31,658	129,349
Cash collateral on securities borrowed	6,628	–	–	–	–	–	–	–	–	6,628
Securities purchased under resale agreements	33,765	16,572	4,470	698	220	1,551	–	–	–	57,276
Loans
Residential mortgages	1,844	5,633	14,760	12,814	10,417	45,357	109,215	9,352	400	209,792
Personal	715	729	1,179	1,048	1,099	419	2,759	3,011	32,001	42,960
Credit card	265	529	794	794	794	3,177	6,252	–	–	12,605
Business and government	14,343	5,752	6,667	4,408	6,024	19,897	47,512	15,294	9,642	129,539
Allowance for credit losses	–	–	–	–	–	–	–	–	(1,948)	(1,948)
Derivative instruments	2,999	2,842	1,593	1,059	2,064	2,544	4,094	8,056	–	25,251
Customers’ liability under acceptances	8,172	1,302	29	1	1	–	–	–	–	9,505
Other assets	–	–	–	–	–	–	–	–	30,430	30,430
	$92,741	$39,193	$32,505	$23,327	$23,350	$87,244	$208,872	$62,703	$102,183	$672,118
October 31, 2019	$86,873	$37,026	$27,740	$26,478	$23,115	$78,483	$201,231	$59,883	$110,775	$651,604
Liabilities
Deposits (1)	$22,406	$32,533	$41,824	$27,790	$26,384	$26,025	$54,409	$12,148	$254,380	$497,899
Obligations related to securities sold short	17,426	–	–	–	–	–	–	–	–	17,426
Cash collateral on securities lent	1,622	–	–	–	–	–	–	–	–	1,622
Obligations related to securities sold under repurchase agreements	43,783	12,402	809	146	–	–	–	–	–	57,140
Derivative instruments	3,861	2,988	1,840	1,316	2,216	3,231	3,636	6,292	–	25,380
Acceptances	8,235	1,302	29	1	1	–	–	–	–	9,568
Other liabilities	22	45	67	67	67	264	649	477	17,500	19,158
Subordinated indebtedness	–	–	–	–	–	–	–	4,695	–	4,695
Equity	–	–	–	–	–	–	–	–	39,230	39,230
	$97,355	$49,270	$44,569	$29,320	$28,668	$29,520	$58,694	$23,612	$311,110	$672,118
October 31, 2019	$88,803	$43,539	$44,607	$33,034	$26,078	$31,643	$54,407	$22,781	$306,712	$651,604
(1)
Comprises $182.8 billion (October 31, 2019: $178.1 billion) of personal deposits; $303.2 billion (October 31, 2019: $296.4 billion) of business and government deposits and secured borrowings; and $11.9 billion (October 31, 2019: $11.2 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at January 31, 2020	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$871	$6,013	$2,362	$2,350	$2,771	$11,948	$46,758	$1,785	$170,020	$244,878
Securities lending (2)	37,258	2,297	4,334	–	–	–	–	–	–	43,889
Standby and performance letters of credit	2,124	1,261	3,420	2,253	3,277	385	796	102	–	13,618
Backstop liquidity facilities	9,457	96	1,643	295	5	369	–	13	–	11,878
Documentary and commercial letters of credit	107	76	20	16	19	–	4	–	–	242
Other	1,073	–	–	–	–	–	–	–	–	1,073
	$50,890	$9,743	$11,779	$4,914	$6,072	$12,702	$47,558	$1,900	$170,020	$315,578
October 31, 2019	$42,113	$21,669	$9,059	$8,063	$5,825	$14,784	$50,210	$2,979	$158,076	$312,778
(1)	Includes $124.3 billion (October 31, 2019: $122.0 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $1.6 billion (October 31, 2019: $1.8 billion) for cash because it is reported on the interim consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other contractual obligations affecting our funding needs:

$ millions, as at January 31, 2020 (1)	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (2)	$89	$257	$239	$194	$138	$458	$683	$221	$2,279
Future lease commitments	–	–	–	4	8	45	125	1,252	1,434
Underwriting commitments	249	132	–	–	–	–	–	–	381
Investment commitments	1	–	2	2	4	1	2	245	257
Pension contributions (3)	17	33	49	49	–	–	–	–	148
	$356	$422	$290	$249	$150	$504	$810	$1,718	$4,499
October 31, 2019	$222	$335	$399	$365	$344	$981	$1,882	$3,582	$8,110

(1)
Effective November 1, 2019, this table excludes operating lease obligations that are accounted for under IFRS 16, which resulted in on-balance recognition for most operating lease commitments. Lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use asset, continue to be recognized in this table. Following our adoption of IFRS 16, this table also excludes operating and tax expenses relating to lease commitments. For further details about our transition to IFRS 16, see Note 1 to our interim consolidated financial statements.

(2)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.